Subsequent Event	6 Months Ended
Dec. 31, 2025
Subsequent Event [Abstract]
Subsequent event

(29) Subsequent event

(i) Acquisition of Oriental Grove Ltd

On December 19, 2025, the Company entered into a transaction agreement with Oriental Grove Ltd (“Oriental Grove”), and shareholders of Oriental Grove. The acquisition of 100% equity interests in Oriental Grove was formally consummated on January 14, 2026. The Company has acquired all equity interests in Oriental Grove from the sellers. As consideration, the Company issued an aggregate of 34,911,410 Class A Ordinary Shares, at an issue price of US$1.50 per share, together with a cash payment of US$10,000, which will be paid within 365 days after the closing of the transaction.

(ii) Acquisition of Huazhi Group

On January 23, 2026, the Company entered into a transaction agreement with Times Good Limited (“Times Good”), and shareholders of Times Good. The acquisition of 100% equity interests in Times Good was formally consummated on March 30, 2026. The Company has acquired all equity interests in Times Good from the sellers, which in turn, controls core assets and operations of Huazhi Future (Chongqing) Technology Co., Ltd. and its subsidiaries (collectively the “Huazhi Group”). As consideration, the Company issued an aggregate of 87,400,144 Class A Ordinary Shares, at an issue price of US$1.50 per share, together with a cash payment of US$ 26,000, which will be paid within 365 days after the closing of the transaction.